Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Schedule of Assets and Liabilities of Discontinued Operation

The carrying amount of the major classes of assets and liabilities of discontinued operation as of December 31, 2023 consist of the following:

September 30,
2023
Assets of discontinued operation:
Current assets:
Cash and cash equivalents	$63
Accounts receivable, net	2,790
Others receivable	3,189
Advances and prepayments to suppliers	3,860
Inventory	45,803
Subtotal current assets from discontinued operation	55,705
Property, plant and equipment, net	1,180,994
Total assets from discontinued operation	$1,236,699

Liabilities of discontinued operation:
Current liabilities:
Accounts payable	$766,138
Accounts payable - related party	-
Accrued expenses	82,915
Other current liabilities	100,402
Subtotal current liabilities	949,455
Total liabilities of discontinued operation	$949,455

The summarized operating result of discontinued operations included in the Company’s consolidated statements of operations consist of the following:

For the nine months ended
September 30,
2023

Sales	$299,881
Costs of goods sold	349,810
Gross profit (loss)	(49,929)
Selling expenses	-
General and administrative expenses	232,890
Total operating expenses	232,890
Other income (expenses)	58
Loss before income tax	(282,761)
Income tax expense	-
Loss from discontinued operation	$(282,761)
Gain from disposal, net of tax	865,085
Total gain (loss) from discontinued operations, net of income taxes	$582,324